Other Income (Tables)	6 Months Ended
Jun. 30, 2026
Other Income.
Schedule of other income

	(Unaudited) For the six-month
	period ended 30 June
	2026	2025
	USD	USD
Other income	777,532	434,165
	777,532	434,165